financial instruments - Fair values Non-derivative (Details) - CAD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments
Long-term debt, excluding leases	$ 25,463	$ 24,735
Measured at amortized cost but fair value disclosed
Disclosure of detailed information about financial instruments
Long-term debt, excluding leases	24,203	23,853
Carrying value
Disclosure of detailed information about financial instruments
Long-term debt, excluding leases	$ 25,463	$ 24,735